FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2012 and 2013:

	Fair Value Measurements at December 31, 2013
	Total		Quoted Prices in Active Market for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
Derivative financial instruments(1)	8,565	1,415	8,565	1,415	-	-	-	-
Total	8,565	1,415	8,565	1,415	-	-	-	-

(1)	Forward foreign currency contracts are included in prepaid expenses and other current assets on the Company's consolidated balance sheet.